SUMMARY OF NONEMPLOYEE OPTION ACTIVITY (Details) - Non-Employee [Member] - USD ($)	9 Months Ended	11 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2021
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Number of Options, Beginning balance	475,000
Weighted Average Exercise Price, Beginning balance	$ 1.90
Intrinsic Value, Beginning balance	$ 288,788
Number of Options, Granted	140,000	515,000
Weighted Average Exercise Price, Granted	$ 5.00	$ 1.90
[custom:ShareBasedCompensationArrangementsByShareBasedPaymentAwardOptionsGrantsInPeriodWeightedAverageRemainingContractualTerm]
Intrinsic Value, Granted
Number of Options, Exercised
Weighted Average Exercise Price, Exercised
Intrinsic Value, Exercised
Number of Options, Forfeited		(26,667)
Weighted Average Exercise Price, Forfeited		$ 1.60
Intrinsic Value, Forfeited
Number of Options, Expired		(13,333)
Weighted Average Exercise Price, Expired		$ 1.60
Number of Options, Ending balance	615,000	475,000	475,000
Weighted Average Exercise Price, Ending balance	$ 2.59	$ 1.90	$ 1.90
Weighted Average Remaining Contractual Term (in Years), Beginning	3 years 10 months 9 days	4 years 4 months 28 days	4 years 4 months 28 days
Intrinsic Value, Ending balance	$ 1,480,457	$ 288,788	$ 288,788